Financial costs - Net (Tables)	9 Months Ended
Sep. 30, 2024
Financial Costs [Abstract]
Summary of Financial (Costs) Income

For the nine-month periods ended September 30, 2024 and 2023, the financial (costs) income are as follow:

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Financial income:
Interest income	Ps.	43,625	Ps.	12,866
Interest generated by short term bank deposits		48,341		—
Gain on fair value valuation of derivative financial instrument		7,287		—
Other commissions		10,248		7,644
Financial income	Ps.	109,501	Ps.	20,510

	For the nine-month periods ended
	September 30, 2024		September 30, 2023
Financial costs:
Interest cost on lease liabilities	Ps.	(757,618)	Ps.	(526,566)
Interest cost on Promissory Notes		(82,588)		(459,621)
Interest on bonus payable to related parties		(1,191)		(3,604)
Reverse factoring and other commissions		(18,754)		(3,154)
Interest cost on credit lines		(41,591)		—
Interest cost on financing of transportation and store equipment		(22,313)		(14,923)
Financial costs	Ps.	(924,055)	Ps.	(1,007,868)
Exchange rate fluctuation:
Gain for exchange rate fluctuation	Ps.	444,415	Ps.	440,447
Loss for exchange rate fluctuation		(59,080)		(36,525)
Exchange rate fluctuation	Ps.	385,335	Ps.	403,922
Financial costs - Net	Ps.	(429,219)	Ps.	(583,436)